UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

Item 1.	Schedule of Investments.

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments

November 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 99.9%
Aerospace & Defense – 3.9%
66,778	General Dynamics Corp.	$ 4,440,737
128,090	Textron, Inc.	3,008,834
117,339	The Boeing Co.	8,715,941

		16,165,512

Automobiles* – 0.9%
144,509	General Motors Co.	3,739,893

Beverages – 2.1%
53,932	Anheuser-Busch InBev NV ADR	4,744,398
33,823	Diageo PLC ADR	4,044,216

		8,788,614

Biotechnology* – 1.8%
41,135	Celgene Corp.	3,232,800
110,772	Vertex Pharmaceuticals, Inc.	4,407,618

		7,640,418

Building Products – 0.9%
214,225	Masco Corp.	3,633,256

Capital Markets – 1.6%
51,513	Ameriprise Financial, Inc.	3,125,294
220,982	Morgan Stanley	3,727,966

		6,853,260

Chemicals – 0.9%
61,916	Eastman Chemical Co.	3,767,589

Commercial Banks – 4.2%
73,344	HSBC Holdings PLC ADR	3,750,079
197,968	SunTrust Banks, Inc.	5,374,831
261,938	U.S. Bancorp	8,450,120

		17,575,030

Communications Equipment – 2.7%
402,373	Cisco Systems, Inc.	7,608,873
200,816	Juniper Networks, Inc.*	3,610,672

		11,219,545

Computers & Peripherals* – 0.9%
155,582	EMC Corp.	3,861,545

Consumer Finance – 1.1%
276,248	SLM Corp.	4,571,904

Diversified Financial Services – 6.6%
750,315	Bank of America Corp.	7,398,106
57,990	Citigroup, Inc.	2,004,714
441,247	JPMorgan Chase & Co.	18,126,427

		27,529,247

Diversified Telecommunication Services – 2.0%
247,534	AT&T, Inc.	8,448,335

Shares	Description	Value
Common Stocks – (continued)
Electric Utilities – 6.6%
168,444	American Electric Power Co., Inc.	$ 7,184,137
67,984	Duke Energy Corp.	4,338,739
167,514	Northeast Utilities	6,489,492
158,302	PPL Corp.	4,646,164
175,106	Xcel Energy, Inc.	4,736,617

		27,395,149

Energy Equipment & Services – 3.7%
307,965	Halliburton Co.	10,270,633
110,932	Transocean Ltd.	5,125,058

		15,395,691

Food & Staples Retailing – 1.4%
177,085	Walgreen Co.	6,004,952

Food Products – 2.1%
158,855	Mondelez International, Inc. Class A	4,112,756
51,911	The J.M. Smucker Co.	4,592,047

		8,704,803

Health Care Equipment & Supplies* – 0.6%
36,368	Varian Medical Systems, Inc.	2,515,211

Health Care Providers & Services – 2.4%
89,910	Aetna, Inc.	3,883,213
114,115	UnitedHealth Group, Inc.	6,206,715

		10,089,928

Hotels, Restaurants & Leisure* – 1.7%
14,051	Chipotle Mexican Grill, Inc.	3,706,373
323,776	MGM Resorts International	3,286,326

		6,992,699

Household Products – 0.8%
45,877	The Procter & Gamble Co.	3,203,591

Industrial Conglomerates – 4.5%
885,841	General Electric Co.	18,717,820

Insurance – 8.3%
134,182	American International Group, Inc.*	4,445,450
73,951	Everest Re Group Ltd.	8,021,465
157,612	Prudential Financial, Inc.	8,214,737
172,979	The Hartford Financial Services Group, Inc.	3,663,695
148,641	The Travelers Cos., Inc.	10,526,756

		34,872,103

Internet Software & Services* – 1.1%
6,521	Google, Inc. Class A	4,554,071

Media – 3.9%
143,849	CBS Corp. Class B	5,175,687
103,354	DIRECTV*	5,136,694
58,526	DISH Network Corp. Class A*	2,167,803
76,441	Viacom, Inc. Class B	3,945,120

		16,425,304

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Metals & Mining – 1.1%
113,264	Freeport-McMoRan Copper & Gold, Inc.	$ 4,418,429

Multi-Utilities – 0.9%
92,951	PG&E Corp.	3,806,343

Oil, Gas & Consumable Fuels – 10.5%
76,110	Chevron Corp.	8,044,066
209,510	Devon Energy Corp.	10,825,381
219,498	Exxon Mobil Corp.	19,346,554
39,599	Occidental Petroleum Corp.	2,978,241
81,404	Southwestern Energy Co.*	2,825,533

		44,019,775

Pharmaceuticals – 8.3%
79,607	Eli Lilly & Co.	3,903,927
88,714	Johnson & Johnson	6,186,027
151,730	Merck & Co., Inc.	6,721,639
100,392	Mylan, Inc.*	2,728,655
597,157	Pfizer, Inc.	14,940,868

		34,481,116

Real Estate Investment Trusts – 3.7%
46,713	American Tower Corp.	3,500,205
32,964	AvalonBay Communities, Inc.	4,344,326
512,168	MFA Financial, Inc.	4,307,333
20,957	Simon Property Group, Inc.	3,188,188

		15,340,052

Semiconductors & Semiconductor Equipment – 2.9%
180,929	Altera Corp.	5,860,290
179,783	Lam Research Corp.*	6,313,979

		12,174,269

Software* – 0.6%
74,453	Adobe Systems, Inc.	2,576,818

Specialty Retail – 2.9%
42,818	Bed Bath & Beyond, Inc.*	2,514,273
265,462	Lowe’s Cos., Inc.	9,580,524

		12,094,797

Thrifts & Mortgage Finance – 0.4%
140,595	New York Community Bancorp, Inc.	1,829,141

Tobacco – 1.9%
87,321	Philip Morris International, Inc.	7,848,412

TOTAL COMMON STOCKS		$417,254,622

Shares	Interest Rate	Maturity Date	Value
Convertible Preferred Stock(a) – 0.6%
Electric Utilities – 0.6%
PPL Corp.
47,256	8.750%	05/01/14	$ 2,542,373

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 0.9%
Repurchase Agreement – 0.9%
Joint Repurchase Agreement Account II
$ 3,500,000	0.239%	12/03/12	$ 3,500,000

TOTAL INVESTMENTS – 101.4%			$ 423,296,995

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.4)%			(5,701,453)

NET ASSETS – 100.0%			$ 417,595,542

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Joint repurchase agreement was entered into on November 30, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR — American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$400,296,466

Gross unrealized gain	39,904,288
Gross unrealized loss	(16,903,759)

Net unrealized security gain	$23,000,529

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments

November 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 99.4%
Aerospace & Defense – 3.9%
222,480	General Dynamics Corp.	$ 14,794,920
489,364	Textron, Inc.	11,495,161
382,294	The Boeing Co.	28,396,798

		54,686,879

Automobiles* –1.7%
920,128	General Motors Co.	23,812,913

Beverages – 1.9%
153,976	Anheuser-Busch InBev NV ADR	13,545,269
106,193	Diageo PLC ADR	12,697,497

		26,242,766

Biotechnology* – 1.8%
139,231	Celgene Corp.	10,942,164
370,355	Vertex Pharmaceuticals, Inc.	14,736,426

		25,678,590

Building Products – 0.9%
713,720	Masco Corp.	12,104,691

Capital Markets – 1.5%
149,527	Ameriprise Financial, Inc.	9,071,803
714,152	Morgan Stanley	12,047,744

		21,119,547

Chemicals – 0.8%
192,457	Eastman Chemical Co.	11,711,008

Commercial Banks – 3.2%
669,957	SunTrust Banks, Inc.	18,189,333
849,148	U.S. Bancorp	27,393,514

		45,582,847

Commercial Services & Supplies – 0.8%
328,121	Waste Management, Inc.	10,686,901

Communications Equipment – 2.4%
879,039	Cisco Systems, Inc.	16,622,627
954,362	Juniper Networks, Inc.*	17,159,429

		33,782,056

Computers & Peripherals* – 1.4%
778,237	EMC Corp.	19,315,842

Consumer Finance – 1.3%
1,127,610	SLM Corp.	18,661,946

Diversified Financial Services – 7.1%
3,489,338	Bank of America Corp.	34,404,873
196,132	Citigroup, Inc.	6,780,283
1,439,706	JPMorgan Chase & Co.	59,143,122

		100,328,278

Diversified Telecommunication Services – 1.6%
654,959	AT&T, Inc.	22,353,751

Shares	Description	Value
Common Stocks – (continued)
Electric Utilities – 7.5%
433,293	American Electric Power Co., Inc.	$ 18,479,947
275,184	Duke Energy Corp.	17,562,243
205,864	Exelon Corp.	6,221,210
561,510	Northeast Utilities	21,752,897
661,278	PPL Corp.	19,408,509
851,771	Xcel Energy, Inc.	23,040,406

		106,465,212

Energy Equipment & Services – 3.6%
1,013,681	Halliburton Co.	33,806,261
382,494	Transocean Ltd.	17,671,223

		51,477,484

Food & Staples Retailing – 1.4%
591,008	Walgreen Co.	20,041,081

Food Products – 2.0%
530,177	Mondelez International, Inc. Class A	13,726,283
165,153	The J.M. Smucker Co.	14,609,434

		28,335,717

Health Care Equipment & Supplies* – 0.6%
121,593	Varian Medical Systems, Inc.	8,409,372

Health Care Providers & Services – 2.4%
299,811	Aetna, Inc.	12,948,837
380,527	UnitedHealth Group, Inc.	20,696,864

		33,645,701

Hotels, Restaurants & Leisure* – 1.8%
47,570	Chipotle Mexican Grill, Inc.	12,548,015
1,334,097	MGM Resorts International	13,541,084

		26,089,099

Household Products – 0.7%
142,675	The Procter & Gamble Co.	9,962,995

Industrial Conglomerates – 4.4%
2,903,914	General Electric Co.	61,359,703

Insurance – 7.7%
447,058	American International Group, Inc.*	14,811,032
203,077	Everest Re Group Ltd.	22,027,762
629,028	Prudential Financial, Inc.	32,784,939
541,320	The Hartford Financial Services Group, Inc.	11,465,158
398,026	The Travelers Cos., Inc.	28,188,201

		109,277,092

Internet Software & Services* – 1.1%
22,077	Google, Inc. Class A	15,417,915

Media – 3.9%
486,257	CBS Corp. Class B	17,495,527
348,498	DIRECTV*	17,320,351
197,293	DISH Network Corp. Class A*	7,307,733
257,091	Viacom, Inc. Class B	13,268,466

		55,392,077

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Metals & Mining – 1.0%
370,494	Freeport-McMoRan Copper & Gold, Inc.	$ 14,452,971

Oil, Gas & Consumable Fuels – 10.3%
253,944	Chevron Corp.	26,839,341
726,476	Devon Energy Corp.	37,537,015
731,156	Exxon Mobil Corp.	64,444,090
92,705	Occidental Petroleum Corp.	6,972,343
271,517	Southwestern Energy Co.*	9,424,355

		145,217,144

Pharmaceuticals – 8.1%
265,457	Eli Lilly & Co.	13,018,011
283,832	Johnson & Johnson	19,791,605
499,593	Merck & Co., Inc.	22,131,970
335,225	Mylan, Inc.*	9,111,416
1,991,453	Pfizer, Inc.	49,826,154

		113,879,156

Real Estate Investment Trusts – 2.9%
154,439	American Tower Corp.	11,572,114
121,960	AvalonBay Communities, Inc.	16,073,108
84,036	Simon Property Group, Inc.	12,784,397

		40,429,619

Semiconductors & Semiconductor Equipment – 2.9%
612,363	Altera Corp.	19,834,437
599,522	Lam Research Corp.*	21,055,213

		40,889,650

Software* – 0.9%
358,640	Adobe Systems, Inc.	12,412,530

Specialty Retail – 4.2%
333,154	Bed Bath & Beyond, Inc.*	19,562,803
683,393	Lowe’s Cos., Inc.	24,663,654
381,476	Urban Outfitters, Inc.*	14,381,645

		58,608,102

Tobacco – 1.7%
273,365	Philip Morris International, Inc.	24,570,046

TOTAL COMMON STOCKS		$1,402,400,681

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.4%
Repurchase Agreement – 0.4%
Joint Repurchase Agreement Account II
$ 5,000,000	0.239%	12/03/12	$ 5,000,000

TOTAL INVESTMENTS – 99.8%			$1,407,400,681

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			3,281,915

NET ASSETS – 100.0%			$1,410,682,596

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 30, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,282,877,323

Gross unrealized gain	186,930,352
Gross unrealized loss	(62,406,994)

Net unrealized security gain	$124,523,358

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

November 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 98.1%
Aerospace & Defense – 1.8%
1,020,833	BE Aerospace, Inc.*	$ 48,346,651
148,532	Rockwell Collins, Inc.	8,493,060
2,644,340	Spirit AeroSystems Holdings, Inc. Class A*	41,648,355
1,832,800	Textron, Inc.	43,052,472

		141,540,538

Auto Components* – 1.1%
1,104,496	Delphi Automotive PLC	37,541,819
950,348	TRW Automotive Holdings Corp.	48,125,623

		85,667,442

Beverages – 2.2%
2,289,692	Coca-Cola Enterprises, Inc.	71,392,597
1,627,373	Constellation Brands, Inc. Class A*	58,390,143
796,806	Monster Beverage Corp.*	41,473,752

		171,256,492

Biotechnology* – 0.5%
1,015,001	Vertex Pharmaceuticals, Inc.	40,386,890

Building Products – 2.0%
2,656,879	Fortune Brands Home & Security, Inc.*	79,679,801
1,487,072	Lennox International, Inc.	78,205,117

		157,884,918

Capital Markets – 3.1%
1,462,098	Ameriprise Financial, Inc.	88,705,485
4,627,704	Invesco Ltd.	115,646,323
1,134,522	Lazard Ltd. Class A	33,411,673

		237,763,481

Chemicals – 1.8%
941,143	Albemarle Corp.	56,270,940
947,989	Celanese Corp. Series A	38,905,469
652,313	Cytec Industries, Inc.	44,774,764

		139,951,173

Commercial Banks – 4.6%
1,820,470	CIT Group, Inc.*	67,448,413
1,599,923	First Republic Bank	54,109,396
1,486,572	M&T Bank Corp.	145,282,682
3,180,386	SunTrust Banks, Inc.	86,347,480

		353,187,971

Commercial Services & Supplies – 0.4%
1,038,743	Waste Connections, Inc.	34,195,420

Communications Equipment* – 1.7%
5,151,223	Juniper Networks, Inc.	92,618,990
3,555,320	Polycom, Inc.	37,188,647

		129,807,637

Shares	Description	Value
Common Stocks – (continued)
Computers & Peripherals* – 0.6%
1,410,659	NetApp, Inc.	$ 44,731,997

Construction Materials – 0.6%
535,537	Martin Marietta Materials, Inc.	48,198,330

Consumer Finance – 1.4%
6,653,821	SLM Corp.	110,120,738

Containers & Packaging – 1.6%
1,316,259	Crown Holdings, Inc.*	49,162,274
4,372,428	Sealed Air Corp.	73,544,239

		122,706,513

Diversified Financial Services – 1.2%
3,931,258	The NASDAQ OMX Group, Inc.	95,254,381

Electric Utilities – 7.0%
1,755,567	Edison International	79,843,187
1,293,876	Great Plains Energy, Inc.	26,200,989
2,174,280	Northeast Utilities	84,231,607
3,683,614	NV Energy, Inc.	67,520,645
1,100,091	Pinnacle West Capital Corp.	56,610,683
3,603,903	PPL Corp.	105,774,553
4,390,366	Xcel Energy, Inc.	118,759,400

		538,941,064

Electrical Equipment – 0.8%
760,380	Rockwell Automation, Inc.	60,252,511

Electronic Equipment, Instruments & Components – 0.5%
652,251	Amphenol Corp. Class A	40,387,382

Energy Equipment & Services* – 1.6%
2,232,116	Cameron International Corp.	120,422,658

Food Products – 2.0%
716,010	Ingredion, Inc.	46,504,850
1,182,342	The J.M. Smucker Co.	104,589,973

		151,094,823

Gas Utilities – 0.4%
1,695,685	Questar Corp.	33,269,340

Health Care Equipment & Supplies* – 2.3%
16,096,621	Boston Scientific Corp.	89,175,280
4,498,063	Hologic, Inc.	85,823,042

		174,998,322

Health Care Providers & Services – 2.3%
2,753,190	Aetna, Inc.	118,910,276
1,389,350	AmerisourceBergen Corp.	58,658,357

		177,568,633

Hotels, Restaurants & Leisure – 2.2%
229,344	Chipotle Mexican Grill, Inc.*	60,496,360
7,089,866	MGM Resorts International*	71,962,140
728,198	Starwood Hotels & Resorts Worldwide, Inc.	39,293,564

		171,752,064

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Household Durables – 1.0%
2,099,572	D.R. Horton, Inc.	$ 40,857,671
1,065,503	Toll Brothers, Inc.*	33,925,616

		74,783,287

Household Products – 0.8%
1,073,669	Church & Dwight Co., Inc.	58,139,176

Independent Power Producers & Energy Traders* – 0.8%
3,506,952	Calpine Corp.	60,529,992

Insurance – 8.2%
929,785	Everest Re Group Ltd.	100,853,779
808,338	PartnerRe Ltd.	66,995,053
4,845,118	Principal Financial Group, Inc.	131,544,954
2,672,805	The Hartford Financial Services Group, Inc.	56,610,010
2,571,227	W.R. Berkley Corp.	102,206,273
2,081,807	Willis Group Holdings PLC	73,029,790
4,043,771	XL Group PLC	98,384,948

		629,624,807

Internet & Catalog Retail* – 1.2%
4,637,443	Liberty Interactive Corp. Class A	89,502,650

IT Services – 1.4%
2,058,347	Fidelity National Information Services, Inc.	74,306,327
1,045,645	Paychex, Inc.	34,025,288

		108,331,615

Life Sciences Tools & Services* – 1.0%
1,563,939	Life Technologies Corp.	77,180,390

Machinery – 4.8%
1,807,013	Dover Corp.	114,907,957
862,646	Gardner Denver, Inc.	60,255,823
90,605	Lincoln Electric Holdings, Inc.	4,304,644
289,036	Parker Hannifin Corp.	23,744,307
1,348,037	Pentair Ltd.	65,366,314
1,425,628	Stanley Black & Decker, Inc.	102,516,909

		371,095,954

Media – 0.4%
498,105	Scripps Networks Interactive Class A	29,408,119

Metals & Mining – 1.8%
1,385,840	Carpenter Technology Corp.	67,157,806
1,254,546	Reliance Steel & Aluminum Co.	70,756,395

		137,914,201

Multi-Utilities – 2.5%
2,393,268	CMS Energy Corp.	58,467,537
1,537,589	SCANA Corp.	71,251,874
959,545	Sempra Energy	65,652,069

		195,371,480

Shares	Description	Value
Common Stocks – (continued)
Multiline Retail – 1.0%
2,024,072	Macy’s, Inc.	$ 78,331,586

Oil, Gas & Consumable Fuels – 7.1%
875,832	Energen Corp.	39,000,799
398,411	EQT Corp.	23,928,565
1,584,538	HollyFrontier Corp.	71,827,107
1,496,270	Marathon Petroleum Corp.	89,087,916
1,489,608	Peabody Energy Corp.	37,404,057
794,691	Pioneer Natural Resources Co.	85,031,937
1,093,215	Range Resources Corp.	69,987,624
2,427,137	Southwestern Energy Co.*	84,245,925
1,053,857	Tesoro Corp.	44,557,074

		545,071,004

Pharmaceuticals* – 1.4%
4,066,597	Mylan, Inc.	110,530,106

Real Estate Investment Trusts – 10.4%
1,287,434	Alexandria Real Estate Equities, Inc.	87,442,517
751,629	AvalonBay Communities, Inc.	99,057,186
803,783	Camden Property Trust	52,808,543
1,371,022	Douglas Emmett, Inc.	31,135,910
5,814,604	Host Hotels & Resorts, Inc.	85,416,533
4,064,733	Kimco Realty Corp.	78,286,757
2,419,784	Liberty Property Trust	84,281,077
7,892,093	MFA Financial, Inc.	66,372,502
1,839,944	Piedmont Office Realty Trust, Inc. Class A	32,475,012
2,086,228	Tanger Factory Outlet Centers, Inc.	68,595,177
1,805,419	Ventas, Inc.	114,914,919

		800,786,133

Semiconductors & Semiconductor Equipment – 4.0%
2,825,743	Altera Corp.	91,525,816
3,842,710	Lam Research Corp.*	134,955,975
4,659,297	LSI Corp.*	31,403,662
7,662,935	ON Semiconductor Corp.*	50,805,259

		308,690,712

Software* – 2.2%
1,666,923	Adobe Systems, Inc.	57,692,205
788,686	Check Point Software Technologies Ltd.	36,413,632
3,762,461	Parametric Technology Corp.	76,152,211

		170,258,048

Specialty Retail – 2.7%
152,889	AutoZone, Inc.*	58,674,211
763,385	Limited Brands, Inc.	39,810,528
579,530	PetSmart, Inc.	40,949,590
457,701	Ross Stores, Inc.	26,052,341
1,027,897	Urban Outfitters, Inc.*	38,751,717

		204,238,387

Textiles, Apparel & Luxury Goods – 1.1%
758,797	PVH Corp.	86,950,548

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Tobacco – 0.6%
396,492	Lorillard, Inc.	$ 48,038,971

TOTAL COMMON STOCKS		$7,566,117,884

Exchange Traded Fund – 1.0%
1,572,000	iShares Russell MidCap Value Index Fund	$ 77,499,600

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.3%
Repurchase Agreement – 1.3%
Joint Repurchase Agreement Account II
$ 102,000,000	0.239%	12/03/12	$ 102,000,000

TOTAL INVESTMENTS – 100.4%			$7,745,617,484

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%			(28,939,581)

NET ASSETS – 100.0%			$7,716,677,903

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on November 30, 2012. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$6,721,910,035

Gross unrealized gain	1,203,101,569
Gross unrealized loss	(179,394,120)

Net unrealized security gain	$1,023,707,449

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments

November 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 94.5%
Aerospace & Defense – 1.2%
356,026	AAR Corp.	$ 5,468,559
246,985	Teledyne Technologies, Inc.*	15,560,055
267,675	Triumph Group, Inc.	17,562,157

		38,590,771

Air Freight & Logistics – 0.6%
568,477	Forward Air Corp.	18,901,860

Auto Components – 0.9%
1,367,059	American Axle & Manufacturing Holdings, Inc.*	14,299,437
397,195	Dana Holding Corp.	5,632,225
284,047	Tenneco, Inc.*	9,109,388

		29,041,050

Building Products – 1.0%
341,196	A.O. Smith Corp.	21,478,288
249,885	Universal Forest Products, Inc.	9,410,669

		30,888,957

Capital Markets – 2.5%
393,966	BGC Partners, Inc. Class A	1,418,278
198,034	Cohen & Steers, Inc.	5,659,812
301,283	Golub Capital BDC, Inc.	4,763,284
264,958	KBW, Inc.	4,570,526
256,417	Manning & Napier, Inc.	3,207,777
323,331	New Mountain Finance Corp.	4,908,165
792,303	PennantPark Investment Corp.	8,533,103
102,044	Piper Jaffray Cos., Inc.*	2,894,988
284,155	Solar Capital Ltd.	6,507,149
203,794	Solar Senior Capital Ltd.	3,700,899
595,023	Stifel Financial Corp.*	18,100,600
304,916	Walter Investment Management Corp.*	12,891,848

		77,156,429

Chemicals – 3.7%
163,475	Cytec Industries, Inc.	11,220,924
222,661	Georgia Gulf Corp.	10,211,233
684,227	H.B. Fuller Co.	22,476,857
169,446	Minerals Technologies, Inc.	12,539,004
1,362,406	PolyOne Corp.	27,438,857
97,923	Quaker Chemical Corp.	4,766,892
241,237	W.R. Grace & Co*	15,793,786
166,478	Westlake Chemical Corp.	12,054,672

		116,502,225

Commercial Banks – 11.8%
1,027,083	BancorpSouth, Inc.	13,588,308
734,597	Bank of the Ozarks, Inc.	23,345,493
73,057	Banner Corp.	2,195,363
1,054,759	Boston Private Financial Holdings, Inc.	9,735,426
237,081	Bridge Capital Holdings*	3,639,193
567,102	CoBiz, Inc.	3,981,056

Shares	Description	Value
Common Stocks – (continued)
Commercial Banks – (continued)
541,556	Community Bank System, Inc.	$ 14,557,025
1,036,491	F.N.B. Corp.	11,194,103
423,337	First Financial Bankshares, Inc.	16,472,043
942,108	First Midwest Bancorp, Inc.	11,776,350
853,933	Glacier Bancorp, Inc.	12,407,646
423,862	Hancock Holding Co.	13,317,744
274,191	Heritage Financial Corp.	3,819,481
313,337	Home Bancshares, Inc.	10,390,255
284,605	Independent Bank Corp.	8,168,164
229,404	Lakeland Financial Corp.	5,675,455
779,247	MB Financial, Inc.	15,148,562
542,987	Pinnacle Financial Partners, Inc.*	10,333,043
1,132,871	PrivateBancorp, Inc.	18,567,756
587,078	Prosperity Bancshares, Inc.	24,146,518
250,404	Sandy Spring Bancorp, Inc.	4,717,611
308,951	SCBT Financial Corp.	11,971,851
133,878	Sierra Bancorp	1,407,058
446,388	Signature Bank*	31,318,582
144,454	Simmons First National Corp. Class A	3,439,450
195,219	Southcoast Financial Corp.*	927,290
574,792	Sterling Financial Corp.	11,823,471
148,441	Summit State Bank	1,098,463
602,884	Texas Capital Bancshares, Inc.*	27,153,895
145,114	The First of Long Island Corp.	4,134,298
308,202	TriCo Bancshares	4,894,248
482,890	UMB Financial Corp.	20,464,878
692,581	Webster Financial Corp.	14,419,536

		370,229,615

Commercial Services & Supplies – 0.9%
529,961	G&K Services, Inc. Class A	17,965,678
299,076	Waste Connections, Inc.	9,845,582

		27,811,260

Communications Equipment – 0.8%
554,301	ADTRAN, Inc.	10,886,472
602,724	Digi International, Inc.*	5,876,559
279,819	Plantronics, Inc.	9,410,313

		26,173,344

Computers & Peripherals* – 0.6%
1,036,164	Electronics for Imaging, Inc.	19,023,971

Construction & Engineering – 1.0%
1,422,987	Comfort Systems USA, Inc.	15,382,489
147,646	Michael Baker Corp.	2,871,715
548,108	MYR Group, Inc.*	11,751,436

		30,005,640

Consumer Finance* – 0.3%
207,135	First Cash Financial Services, Inc.	10,006,692

Diversified Financial Services – 0.5%
487,924	MarketAxess Holdings, Inc.	15,057,335

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Diversified Telecommunication Services* – 0.5%
1,756,922	Premiere Global Services, Inc.	$ 14,916,268

Electric Utilities – 4.1%
231,613	ALLETE, Inc.	9,081,546
760,294	Cleco Corp.	30,632,245
1,409,012	El Paso Electric Co.	44,877,032
704,638	IDACORP, Inc.	30,095,089
337,338	UNS Energy Corp.	14,363,852

		129,049,764

Electrical Equipment – 1.6%
142,112	Acuity Brands, Inc.	9,400,709
182,324	AZZ, Inc.	6,950,191
659,953	Belden, Inc.	24,867,029
411,137	Thermon Group Holdings, Inc.*	10,167,418

		51,385,347

Electronic Equipment, Instruments & Components – 3.1%
404,453	Anixter International, Inc.	24,703,989
747,125	Checkpoint Systems, Inc.*	6,462,631
110,498	FARO Technologies, Inc.*	3,898,369
232,976	Littelfuse, Inc.	13,445,045
1,265,171	Newport Corp.*	16,118,279
434,303	ScanSource, Inc.*	12,833,654
373,796	SYNNEX Corp.*	12,342,744
695,323	TTM Technologies, Inc.*	6,271,813

		96,076,524

Energy Equipment & Services – 2.9%
380,857	Dril-Quip, Inc.*	26,800,907
1,006,979	Forum Energy Technologies, Inc.*	25,416,150
233,284	Lufkin Industries, Inc.	12,774,632
3,507,165	Newpark Resources, Inc.*	27,355,887

		92,347,576

Food & Staples Retailing – 0.7%
175,513	Casey’s General Stores, Inc.	8,670,342
331,877	Susser Holdings Corp.*	12,116,829

		20,787,171

Food Products – 1.4%
118,561	Calavo Growers, Inc.	2,852,578
861,488	Darling International, Inc.*	14,533,303
255,682	The Hain Celestial Group, Inc.*	15,409,954
218,789	TreeHouse Foods, Inc.*	11,473,295

		44,269,130

Gas Utilities – 1.8%
1,327,131	Southwest Gas Corp.	55,659,874

Health Care Equipment & Supplies – 0.8%
368,265	Orthofix International NV*	13,717,871
232,135	West Pharmaceutical Services, Inc.	12,542,254

		26,260,125

Shares	Description	Value
Common Stocks – (continued)
Health Care Providers & Services* – 2.1%
692,201	Acadia Healthcare Co., Inc.	$ 15,886,013
1,534,818	HealthSouth Corp.	33,750,648
567,039	Team Health Holdings, Inc.	15,871,421

		65,508,082

Hotels, Restaurants & Leisure – 1.8%
75,563	DineEquity, Inc.*	4,764,247
451,202	Marriott Vacations Worldwide Corp.*	17,962,352
268,309	Six Flags Entertainment Corp.	16,495,637
334,854	Vail Resorts, Inc.	18,858,977

		58,081,213

Household Durables – 0.7%
140,909	Harman International Industries, Inc.	5,574,360
398,930	Meritage Homes Corp.*	13,970,529
335,990	Standard Pacific Corp.*	2,251,133

		21,796,022

Independent Power Producers & Energy Traders* – 0.3%
4,103,747	GenOn Energy, Inc.	10,464,555

Industrial Conglomerates – 1.0%
444,898	Carlisle Cos., Inc.	25,212,370
256,208	Raven Industries, Inc.	6,658,846

		31,871,216

Insurance – 4.6%
895,160	Alterra Capital Holdings Ltd.	20,946,744
2,650,765	American Equity Investment Life Holding Co.	30,563,320
510,217	Aspen Insurance Holdings Ltd.	15,969,792
86,280	Enstar Group Ltd.*	8,835,935
2,399,834	Meadowbrook Insurance Group, Inc.	13,343,077
295,831	ProAssurance Corp.	26,825,955
189,313	RLI Corp.	12,199,330
867,302	Tower Group, Inc.	14,657,404

		143,341,557

Internet & Catalog Retail – 0.4%
250,869	HSN, Inc.	13,268,461

IT Services – 0.6%
1,190,686	Convergys Corp.	18,586,608

Leisure Equipment & Products – 1.0%
211,230	Arctic Cat, Inc.*	7,948,585
421,648	Brunswick Corp.	10,865,869
141,348	Polaris Industries, Inc.	11,987,724

		30,802,178

Life Sciences Tools & Services – 1.1%
679,144	ICON PLC ADR*	18,737,583
526,251	PerkinElmer, Inc.	16,655,844

		35,393,427

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Machinery – 3.1%
501,083	Altra Holdings, Inc.	$ 9,425,371
293,841	CIRCOR International, Inc.	10,619,414
246,882	Crane Co.	10,477,672
1,413,862	Edwards Group Ltd. ADR*	9,515,291
194,246	Gardner Denver, Inc.	13,568,083
342,807	Graco, Inc.	16,938,094
322,330	RBC Bearings, Inc.*	15,017,355
154,956	Tennant Co.	5,910,022
350,961	Twin Disc, Inc.	5,987,395

		97,458,697

Metals & Mining – 2.3%
277,376	Carpenter Technology Corp.	13,441,641
291,328	Coeur d’Alene Mines Corp.*	6,776,289
338,083	Commercial Metals Co.	4,581,025
432,081	Kaiser Aluminum Corp.	26,300,770
781,011	Metals USA Holdings Corp.	12,215,012
256,027	Olympic Steel, Inc.	5,061,654
165,375	Schnitzer Steel Industries, Inc. Class A	4,661,921

		73,038,312

Multi-Utilities – 0.4%
133,026	Black Hills Corp.	4,747,698
188,467	NorthWestern Corp.	6,537,920

		11,285,618

Oil, Gas & Consumable Fuels – 2.8%
1,047,225	Approach Resources, Inc.*	24,599,315
436,652	Diamondback Energy, Inc.*	7,859,736
273,752	PDC Energy, Inc.*	9,822,222
845,178	Rex Energy Corp.*	11,114,091
620,895	Western Refining, Inc.	18,037,000
394,049	World Fuel Services Corp.	15,348,208

		86,780,572

Personal Products* – 0.5%
333,267	Elizabeth Arden, Inc.	15,466,921

Professional Services* – 0.6%
562,391	On Assignment, Inc.	11,208,452
550,227	TrueBlue, Inc.	7,840,735

		19,049,187

Real Estate Investment Trusts – 11.1%
678,630	Acadia Realty Trust	16,843,597
329,594	American Campus Communities, Inc.	14,436,217
854,845	CBL & Associates Properties, Inc.	19,242,561
708,450	Coresite Realty Corp.	18,136,320
805,627	CreXus Investment Corp.	10,062,281
1,160,436	CubeSmart	16,014,017
1,843,295	CYS Investments, Inc.	23,575,743
476,505	DuPont Fabros Technology, Inc.	11,002,501
606,098	EPR Properties	27,486,544
1,046,152	Hudson Pacific Properties, Inc.	20,263,964
884,677	LaSalle Hotel Properties	21,329,563
448,731	LTC Properties, Inc.	14,682,478

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
3,325,932	MFA Financial, Inc.	$ 27,971,088
229,663	Mid-America Apartment Communities, Inc.	14,312,598
528,212	National Retail Properties, Inc.	16,226,673
387,221	OMEGA Healthcare Investors, Inc.	8,875,105
725,528	Pebblebrook Hotel Trust	15,127,259
416,164	PS Business Parks, Inc.	26,838,416
285,167	Starwood Property Trust, Inc.	6,518,918
1,799,920	Two Harbors Investment Corp.	20,375,094

		349,320,937

Real Estate Management & Development – 0.3%
690,070	Kennedy-Wilson Holdings, Inc.	9,039,917

Road & Rail – 0.4%
1,013,844	Heartland Express, Inc.	13,920,078

Semiconductors & Semiconductor Equipment – 4.2%
599,280	Cabot Microelectronics Corp.	19,548,514
1,731,432	Fairchild Semiconductor International, Inc.*	23,097,303
231,914	Hittite Microwave Corp.*	14,072,542
1,987,400	Intersil Corp. Class A	14,170,162
700,851	Micrel, Inc.	6,735,178
734,086	MKS Instruments, Inc.	17,801,585
1,003,860	Semtech Corp.*	27,455,571
252,771	Ultratech, Inc.*	8,295,944

		131,176,799

Software – 3.0%
164,288	Interactive Intelligence Group, Inc.*	5,276,931
1,005,154	Mentor Graphics Corp.*	15,006,949
617,738	Monotype Imaging Holdings, Inc.	9,457,569
489,394	NetScout Systems, Inc.*	12,293,577
1,139,408	Parametric Technology Corp.*	23,061,618
757,726	SS&C Technologies Holdings, Inc.*	17,874,756
463,038	Verint System, Inc.*	12,858,565

		95,829,965

Specialty Retail – 3.7%
409,508	Aaron’s, Inc.	11,752,880
233,857	Asbury Automotive Group, Inc.*	7,060,143
272,417	Cabela’s, Inc.*	13,013,360
621,743	Chico’s FAS, Inc.	11,595,507
321,995	Francesca’s Holdings Corp.*	8,381,530
195,674	Genesco, Inc.*	10,826,642
494,619	GNC Acquisition Holdings, Inc. Class A	17,375,965
248,414	Mattress Firm Holding Corp.*	7,107,125
239,619	Monro Muffler Brake, Inc.	7,686,978
42,063	Restoration Hardware Holdings, Inc.*	1,552,125
527,927	Shoe Carnival, Inc.	11,672,466
61,705	The Children’s Place Retail Stores, Inc.*	2,999,480
79,998	Vitamin Shoppe, Inc.*	4,740,681

		115,764,882

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods* – 1.3%
560,131	Hanesbrands, Inc.	$ 20,220,729
374,575	Steven Madden Ltd.	16,672,333
50,985	The Warnaco Group, Inc.	3,665,312

		40,558,374

Thrifts & Mortgage Finance – 2.6%
758,312	Brookline Bancorp, Inc.	6,415,320
434,993	Dime Community Bancshares	6,068,152
656,138	Flushing Financial Corp.	9,815,825
737,154	Northwest Bancshares, Inc.	8,794,247
914,979	Ocwen Financial Corp.*	32,811,147
134,611	Oritani Financial Corp.	1,965,321
671,102	Provident Financial Services, Inc.	9,724,268
116,501	WSFS Financial Corp.	5,056,143

		80,650,423

Trading Companies & Distributors – 1.9%
387,162	Applied Industrial Technologies, Inc.	15,498,095
654,079	Kaman Corp.	23,703,823
266,323	Watsco, Inc.	19,092,696

		58,294,614

TOTAL COMMON STOCKS		$ 2,966,889,543

Exchange Traded Fund – 1.8%
774,366	iShares Russell 2000 Value Index Fund	$ 56,683,591

Investment Company – 0.1%
Capital Markets – 0.1%
337,784	THL Credit, Inc.	$ 4,897,868

Units Description	Expiration Date	Value
Warrant* – 0.0%
Magnum Hunter Resources Corp.
112,819	10/14/13	$ 2,820

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.8%
Repurchase Agreement – 2.8%
Joint Repurchase Agreement Account II
$ 87,300,000	0.239%	12/03/12	$ 87,300,000

TOTAL INVESTMENTS – 99.2%			$ 3,115,773,822

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			24,023,749

NET ASSETS – 100.0%			$ 3,139,797,571

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 30, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR — American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,632,122,821

Gross unrealized gain	583,236,046
Gross unrealized loss	(99,585,045)

Net unrealized security gain	$483,651,001

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges including, but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November 30, 2012.

GROWTH AND INCOME
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$417,254,622	$2,542,373	$—
Short-term Investments	—	3,500,000	—
Total	$417,254,622	$6,042,373	$—

LARGE CAP VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$1,402,400,681	$—	$—
Short-term Investments	—	5,000,000	—
Total	$1,402,400,681	$5,000,000	$—

MID CAP VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$7,643,617,484	$—	$—
Short-term Investments	—	102,000,000	—
Total	$7,643,617,484	$102,000,000	$—

SMALL CAP VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$3,023,573,134	$—	$—
Investment Company	4,897,868	—	—
Warrant	2,820	—	—
Short-term Investments	—	87,300,000	—
Total	$3,028,473,822	$87,300,000	$—

For further information regarding security characteristics, see Schedule of Investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2012, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of December 3, 2012, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Growth and Income	$3,500,000	$3,500,070	$3,582,306
Large Cap Value	5,000,000	5,000,100	5,117,580
Mid Cap Value	102,000,000	102,002,032	104,398,641
Small Cap Value	87,300,000	87,301,739	89,352,954

REPURCHASE AGREEMENTS — At November 30, 2012, the Principal Amounts of the Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

	Interest Rate	Growth and Income	Large Cap Value	Mid Cap Value	Small Cap Value
BNP Paribas Securities Co.	0.230%	$512,809	$732,584	$14,944,722	$12,790,924
Credit Suisse Securities LLC	0.220	384,867	549,810	11,216,120	9,599,679
Deutsche Bank Securities, Inc.	0.250	1,008,975	1,441,393	29,404,422	25,166,726
JPMorgan Securities LLC	0.240	1,229,286	1,756,123	35,824,893	30,661,894
Wells Fargo Securities LLC	0.240	364,063	520,090	10,609,843	9,080,777
TOTAL		$3,500,000	$5,000,000	$102,000,000	$87,300,000

At November 30, 2012, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal National Mortgage Association	3.000 to 5.000%	09/01/27 to 12/01/42
Government National Mortgage Association	2.500 to 6.500	07/20/24 to 11/15/42
U.S. Treasury Notes	0.250 to 4.875	12/31/12 to 05/15/22

The Funds’ risks include, but are not limited to, the following:

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional funds, including but not limited to: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) and active trading market for an ETF’s shares may not develop or be maintained.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date January 29, 2013

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date January 29, 2013

*	Print the name and title of each signing officer under his or her signature.